Subsidiaries and Associates - Listing of Consolidated Subsidiaries (Details)	12 Months Ended
Mar. 31, 2019
Takeda Austria GmbH
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Baxter AG
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Baxalta Innovations GmbH
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Distribuidora Ltda.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Pharma Canada ULC
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda (China) Holdings Co., Ltd.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire BioScience (Shanghai) Co. Ltd
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Pharmaceutical (China) Company Limited
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Pharma A/S
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda France S.A.S.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire France S.A.S
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda GmbH
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Deutschland GmbH
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Ireland Limited
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Pharmaceutical Holdings Ireland Limited
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Pharmaceuticals International Unlimited Company
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Pharmaceuticals Ireland Limited
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Acquisitions Investments Ireland Designated Activity Company
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Ireland Finance Trading Limited
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Italia S.p.A.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Italia S.p.A.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Consumer Healthcare Company Limited
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Nihon Pharmaceutical Co., Ltd.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	87.30%
Shire Japan KK
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire plc
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Pharmaceuticals Korea Co., Ltd.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda AS
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Pharmaceuticals Limited Liability Company
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Development Center Asia, Pte. Ltd.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Vaccines Pte. Ltd.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Pharmaceuticals Iberica S.L.U.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Pharmaceuticals International AG
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Baxalta GmbH
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Baxalta Manufacturing S.à r.l.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Baxalta Recombinant S.à r.l
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire International GmbH
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda UK Limited
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Development Centre Europe Ltd.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Pharmaceuticals Limited
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Pharmaceutical Development Limited
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Pharmaceuticals International, Inc.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Pharmaceuticals U.S.A., Inc.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Millennium Pharmaceuticals, Inc.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
ARIAD Pharmaceutical, Inc.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda California, Inc.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Vaccines, Inc.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Takeda Development Center Americas, Inc.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Baxalta Incorporated
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Baxalta US Inc.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Human Genetic Therapies Inc
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire ViroPharma Incorporated
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire-NPS Pharmaceuticals, Inc.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Dyax Corp.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Meritage Pharma, Inc.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire Development LLC
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%
Shire North American Group Inc.
Disclosure of subsidiaries [line items]
Voting Share Capital Hd	100.00%